Fair Value of Financial Instruments Not Accounted For at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
2020 Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount Asset (Liability) - Secured term loan facilities and revolving credit facilities	$ (100,000)
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount Asset (Liability) - Secured term loan facilities and revolving credit facilities	(741,042)	$ (810,497)
Fair Value Asset (Liability) - Secured term loan facilities and revolving credit facility	(741,042)	(810,497)
Level 2 | 2020 Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount Asset (Liability) - Bonds	(91,000)	(91,000)
Fair Value Asset (Liability) - Bonds	$ (91,114)	$ (91,455)